Interim Unaudited Condensed Consolidated Balance Sheets - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021
Current assets
Cash and cash equivalents	$ 169,216	$ 207,842
Short-term restricted cash	255	237
Short-term investments	98	0
Account receivables, net	2,049	1,077
Other receivables and prepaid expenses	2,519	2,683
Total current assets	174,137	211,839
Non-current assets
Other long-term assets	361	254
Property and equipment, net	1,048	725
Operating lease right-of-use assets	3,449	0
Intangible assets, net	15,690	9,621
Goodwill	13,827	37,000
Total non-current assets	34,375	47,600
Total assets	208,512	259,439
Current liabilities
Account payables	1,201	312
Other payables and accrued expenses	11,900	8,405
Deferred revenue	341	35
Current portion of operating lease liabilities	1,204	0
Current portion of contingent consideration	5,120	0
Total current liabilities	19,766	8,752
Non-Current liabilities
Warrants for ordinary shares	473	1,924
Operating lease liabilities, less current portion	1,925	0
Contingent consideration, less current portion	3,203	0
Total non-current liabilities	5,601	1,924
Shareholders’ equity:
Ordinary shares, no par value; 450,000,000 shares authorized as at June 30, 2022 and December 31, 2021; 139,933,636 and 132,214,733 shares issued and outstanding as at June 30, 2022 and December 31, 2021, respectively	0	0
Additional paid-in capital	365,532	349,825
Accumulated other comprehensive loss	(2,388)	0
Accumulated deficit	(179,999)	(101,062)
Total shareholders' equity	183,145	248,763
Total liabilities and shareholders' equity	$ 208,512	$ 259,439